Voya Index Solution 2055 Portfolio Investment Strategy - Class Z Shares [Member] - Voya Index Solution 2055 Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a combination of passively managed index funds (collectively, the “Underlying Funds”). The Underlying Funds may or may not be affiliated with the Investment Adviser. The Underlying Funds invest in U.S. stocks, international stocks, U.S. bonds, and other debt instruments, and the Portfolio uses an asset allocation strategy designed for investors expecting to retire around the year 2055. The Portfolio's current approximate target investment allocation (expressed as a percentage of its net assets) (the “Target Allocation”) among the Underlying Funds is as follows: 94% in equity securities and 6% in debt instruments. Although this is the Target Allocation, the actual allocation of the Portfolio's assets may deviate from the percentages shown.At least 80% of the Portfolio’s assets will normally be invested in Underlying Funds, including exchange-traded funds (“ETFs”), advised or subadvised by the Investment Adviser or an affiliate of the Investment Adviser. The sub-adviser (the “Sub-Adviser”) may in its discretion invest up to 20% of the Portfolio’s assets in Underlying Funds, including ETFs, that are not advised or subadvised by the Investment Adviser or an affiliate of the Investment Adviser. The Target Allocation is measured with reference to the principal investment strategies of the Underlying Funds; actual exposure to debt instruments and equity securities will vary from the Target Allocation depending on the actual investments held by the Underlying Funds. The Portfolio will deviate from the Target Allocation based on the Sub-Adviser’s assessment of current market conditions or other factors. Generally, the deviations fall within the range of +/- 10% relative to the current Target Allocation. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Portfolio, achieve its investment objective, or to take advantage of particular opportunities. The Underlying Funds provide exposure to a wide range of traditional asset classes which include stocks, bonds, and cash. Equity securities in which the Underlying Funds invest include, but are not limited to, the following: domestic and international large-, mid-, and small-capitalization stocks (which may be growth oriented, value oriented, or a blend); and emerging market securities. Debt instruments in which the Underlying Funds invest include, but are not limited to, the following: domestic and international long-, intermediate-, and short-term bonds; bonds rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk-bonds”); and floating rate loans. The Portfolio may also invest in derivatives, including futures and swaps (including interest rate swaps, total return swaps, and credit default swaps), to make tactical allocations, as a substitute for taking a position in the underlying asset, to minimize risk, and to assist in managing cash. The Portfolio may also allocate to the following non-traditional asset classes (also known as alternative strategies) which include, but are not limited to: domestic and international real estate-related securities, including real estate investment trusts (“REITs”); natural resource/commodity securities; and U.S. Treasury Inflation-Protected Securities. There can be no assurance that these allocations will occur.The Portfolio is designed primarily for long-term investors in tax-advantaged accounts. The Portfolio is structured and managed around a specific target retirement or financial goal date of 2055 (the “Target Date”). The Target Date is the approximate year that an investor in the Portfolio would plan to make withdrawals from the Portfolio for retirement or other financial goals. The chart below shows the glide path and illustrates how the Target Allocations to equity securities and debt instruments will change over time. Generally, the Portfolio's glide path will transition to the target asset allocation illustrated below on an annual basis and become more conservative as the Portfolio approaches the Target Date. As the Portfolio approaches its Target Date, the Portfolio's Target Allocation is anticipated to be the same as that of Voya Index Solution Income Portfolio, which is equal to approximately 35% equity securities and 65% debt instruments.As the Portfolio's Target Allocation migrates toward that of Voya Index Solution Income Portfolio, by the Target Date, it is anticipated that the Portfolio would be merged with and into Voya Index Solution Income Portfolio. Voya Index Solution Income Portfolio uses an asset allocation strategy designed for investors who are expecting to retire soon, are already retired, or who are in need of making withdrawals from their portfolio soon. In summary, the Portfolio is designed for an investor who plans to withdraw the value of the investor's investments in the Portfolio gradually on or after the Target Date. The mix of investments in the Portfolio's Target Allocation will change over time and seek to reduce investment risk as the Portfolio approaches its Target Date. The Target Allocation may be changed at any time by the Sub-Adviser.